Derivative financial instruments and debt excluding finance lease liabilities	9 Months Ended
Sep. 30, 2018
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Derivative financial instruments and debt excluding finance lease liabilities
6.	Derivative financial instruments and debt excluding finance lease liabilities

As disclosed in the Consolidated Financial Statements for the year ended December 31, 2017, presented in the Annual Report and Form 20-F for that year, Shell is exposed to the risks of changes in fair value of its financial assets and liabilities. The fair values of the financial assets and liabilities are defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Methods and assumptions used to estimate the fair values at September 30, 2018 are consistent with those used in the year ended December 31, 2017, and the carrying amounts of derivative financial instruments measured using predominantly unobservable inputs have not changed materially since that date.

With effect from 2018, current and non-current derivative assets and liabilities are no longer presented as part of “Trade and other receivables” and “Trade and other payables”, but separately disclosed on the Balance Sheet to provide more insight.

The table below provides the comparison of the fair value with the carrying amount of debt excluding finance lease liabilities, disclosed in accordance with IFRS 7 Financial Instruments: Disclosures.

DEBT EXCLUDING FINANCE LEASE LIABILITIES

$ million	September 30, 2018	December 31, 2017
Carrying amount	64,101	70,140
Fair value[1]	66,643	74,650

1.	Mainly determined from the prices quoted for these securities.